UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    June 30, 2006
                                                            -------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
                  -----------------------------------------------------
Address:              8 Sound Shore Drive, Suite 180
                  -----------------------------------------------------
                      Greenwich, CT  06830

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
                  -----------------------------------------------------
Title:                Vice President
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Shanna S. Sullivan          Greenwich, CT             July 7, 2006
-------------------------  -------------------------     ----------------
           (Signature)           (City, State)                  (Date)

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                             Name
         28-01190                                         Frank Russell Company

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               1
                                                     ------------------------

Form 13F Information Table Entry Total:                         54
                                                     ------------------------

Form 13F Information Table Value Total:                     $6,273,569
                                                     ------------------------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name

 1             28-01190                              Frank Russell Company


               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                           6/30/2006

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            Item 1          Item 2      Item 3           Item 4   Item 5           Item 6         Item 7             Item 8
        Name of Issuer      Title       Cusip        Mkt. Value   Shares    Investment Discretion  Mgrs.         Voting Authority
                                                                                ------------------              ----------------
                             of         Number          x $1000              Sole  Shared Other            Sole      Shared   None
                            Class                                           (A)    (B)    (C)              (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

AES Corporation                COMMON    00130H105     151,195   8,194,866   X                           6,708,266      0  1,486,600
Aetna Life & Casualty Co.      COMMON    00817Y108     136,285   3,413,110   X                           2,796,910      0    616,200
Altria Group, Inc.             COMMON    02209S103         962      13,100   X                               9,800      0      3,300
Ambac Financial Group, Inc     COMMON    023139108         446       5,500   X                               2,500      0      3,000
Aon Corporation                COMMON    037389103     147,418   4,233,717   X                           3,467,717      0    766,000
Bank of America Corporation    COMMON    060505104     209,882   4,363,441   X                           3,572,041      0    791,400
Baxter International Inc       COMMON    071813109     191,589   5,211,880   X                           4,264,080      0    947,800
Berkshire Hathaway, Inc.       COMMON    084670108     109,624       1,196   X                                 946      0        250
Berkshire Hathaway, Inc. Cl B  COMMON    084670207      16,980       5,580   X                               5,580      0          0
Boston Scientific Corporation  COMMON    101137107     204,719  12,156,682   X                           9,957,482      0  2,199,200
CIGNA Corporation              COMMON    125509109     209,924   2,130,990   X                           1,745,490      0    385,500
CSX Corporation                COMMON    126408103      85,364   1,211,873   X                             991,973      0    219,900
Chubb Corporation              COMMON    171232101     130,913   2,623,507   X                           2,149,507      0    474,000
CitiGroup, Inc.                COMMON    172967101       1,450      30,053   X                               2,712      0     27,341
Citizen's Communications       COMMON    17453B101         574      44,000   X                              22,000      0     22,000
DIRECTV Group Inc              COMMON    25459L106     189,660  11,494,517   X                           9,358,017      0  2,136,500
El Paso Corporation            COMMON    28336L109     101,994   6,799,621   X                           5,557,621      0  1,242,000
Fannie Mae                     COMMON    313586109         515      10,700   X                               2,700      0      8,000
Freescale Semiconductor Inc. A COMMON    35687M107     213,313   7,355,616   X                           6,026,116      0  1,329,500
General Electric Company       COMMON    369604103         231       7,000   X                               7,000      0          0
Genworth Financial, Inc.       COMMON    37247D106     172,623   4,954,744   X                           4,057,344      0    897,400
Hewlett-Packard Company        COMMON    428236103     102,241   3,227,320   X                           2,642,320      0    585,000
Honda Motor Co. Ltd            COMMON    438128308     153,203   4,814,666   X                           3,926,166      0    888,500
Interpublic Group of Cos.      COMMON    460690100     149,719  17,930,434   X                          14,686,734      0  3,243,700
JetBlue Airways Corporation    COMMON    477143101     122,773  10,113,064   X                           8,292,164      0  1,820,900
Kinetic Concepts, Inc.         COMMON    49460W208     161,510   3,658,202   X                           2,988,202      0    670,000
Laboratory Corp of America     COMMON    50540R409      92,569   1,487,524   X                           1,210,824      0    276,700
Liberty Media Hldg Corp CapitalCOMMON    53071M302     148,452   1,772,143   X                           1,450,118      0    322,025
Liberty Media Hldg Corp InteracCOMMON    53071M104         194      11,250   X                               5,625      0      5,625
Lyondell Chemical Company      COMMON    552078107     168,306   7,427,435   X                           6,083,335      0  1,344,100
Marsh & McLennan Companies     COMMON    571748102     155,994   5,801,178   X                           4,749,078      0  1,052,100
Merck & Co. Inc.               COMMON    589331107         342       9,400   X                                   0      0      9,400
Morgan Stanley                 COMMON    617446448     178,854   2,829,514   X                           2,318,214      0    511,300
The Mosiac Company             COMMON    61945A107     110,782   7,078,714   X                           5,790,314      0  1,288,400
Motorola Inc.                  COMMON    620076109     123,679   6,137,926   X                           5,026,426      0  1,111,500
Pfizer Inc.                    COMMON    717081103     120,761   5,145,346   X                           4,217,546      0    927,800
Presidential Life Corporation  COMMON    740884101         246      10,000   X                               5,000      0      5,000
Quest Diagnostics, Inc.        COMMON    74834L100         240       4,000   X                               4,000      0          0
Royal Dutch Shell PLC ADR      COMMON    780259206     190,898   2,850,080   X                           2,326,480      0    523,600
Southwest Airlines Company     COMMON    844741108     186,640  11,401,353   X                           9,345,953      0  2,055,400
Sprint Nextel Corporation      COMMON    852061100     193,264   9,668,053   X                           7,904,053      0  1,764,000
Symantec Corporation           COMMON    871503108     196,064  12,616,711   X                          10,334,811      0  2,281,900
TJX Companies, Inc.            COMMON    872540109         754      33,000   X                              15,000      0     18,000
Textron Incorporated           COMMON    883203101         737       8,000   X                               4,000      0      4,000
Time Warner, Inc.              COMMON    887317105     212,433  12,279,375   X                          10,078,075      0  2,201,300
Tyco International Ltd.        COMMON    902124106         330      12,000   X                               5,000      0      7,000
U.S. Bancorp                   COMMON    902973304     186,905   6,052,619   X                           4,977,419      0  1,075,200
Unilever NV ADR                COMMON    904784709     174,686   7,746,614   X                           6,302,814      0  1,443,800
UnumProvident Corporation      COMMON    91529Y106     151,186   8,339,018   X                           6,824,118      0  1,514,900
Walt Disney Holding Company    COMMON    254687106     209,417   6,980,577   X                           5,678,977      0  1,301,600
Waste Management, Inc.         COMMON    94106L109     160,862   4,483,337   X                           3,673,137      0    810,200
Watson Pharmaceuticals, Inc.   COMMON    942683103     125,146   5,375,693   X                           4,394,693      0    981,000
Williams Companies, Inc.       COMMON    969457100     102,624   4,393,169   X                           3,594,269      0    798,900
Flextronics International      COMMON    Y2573F102     116,095  10,931,768   X                           8,893,568      0  2,038,200

   Totals:                         54               6,273,569